Goldman Sachs Large Cap Value Insights Fund Expense Example, No Redemption - Class A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs Large Cap Value Insights Fund - Class C Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, By Year, Column [Optional Text]	Class C Shares – Assuming no redemption
Expense Example, No Redemption, 1 Year	$ 170
Expense Example, No Redemption, 3 Years	541
Expense Example, No Redemption, 5 Years	937
Expense Example, No Redemption, 10 Years	$ 2,046